Derivative Instruments and Hedging Activities - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2015 JPY (¥) Contract	Mar. 31, 2014 JPY (¥)	Dec. 31, 2013 JPY (¥)
Derivative [Line Items]
Cash flow hedges amounted to net reduction of equity	¥ 0
Number of contract affecting | Contract	1
Fair Value Hedging
Derivative [Line Items]
Amount excluded from the assessment of hedge effectiveness	¥ 0	¥ 0	¥ 0
Cash Flow Hedging
Derivative [Line Items]
Amount excluded from the assessment of hedge effectiveness	0	¥ 0	¥ 0
Fair value derivative amount	¥ 0